Commitments and Contingencies (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum obligations for operating leases
2016	¥ 69,794
2017	7,448
2018	1,847
2019	510
Thereafter	510
Total	80,109
Rent expense	74,275	¥ 61,950	¥ 53,422
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	¥ 581,680